Related-Party Transactions (Schedule Of Amounts Due To Founding Members) (Details) (USD $) In Millions, unless otherwise specified	Jun. 28, 2012	Dec. 29, 2011	Dec. 30, 2010
Related Party Transaction [Line Items]
Amounts due to founding members	$ 21.9	$ 22.0	$ 25.2
Founding Members [Member]
Related Party Transaction [Line Items]
Theatre access fees, net of beverage revenues	2.2	1.6	1.4
Cost and other reimbursement	(0.8)	(1.7)	(0.7)
Distributions payable, net	20.5	22.1	24.5
Amounts due to founding members	21.9	22.0	25.2
AMC [Member] | Founding Members [Member]
Related Party Transaction [Line Items]
Theatre access fees, net of beverage revenues	0.7	0.5	0.5
Cost and other reimbursement	(0.3)	(0.5)	(0.2)
Distributions payable, net	6.2	6.7	8.5
Amounts due to founding members	6.6	6.7	8.8
Cinemark [Member] | Founding Members [Member]
Related Party Transaction [Line Items]
Theatre access fees, net of beverage revenues	0.6	0.5	0.4
Cost and other reimbursement	(0.3)	(0.5)	(0.5)
Distributions payable, net	6.4	6.8	7.6
Amounts due to founding members	6.7	6.8	7.5
Regal [Member] | Founding Members [Member]
Related Party Transaction [Line Items]
Theatre access fees, net of beverage revenues	0.9	0.6	0.5
Cost and other reimbursement	(0.2)	(0.7)	0
Distributions payable, net	7.9	8.6	8.4
Amounts due to founding members	$ 8.6	$ 8.5	$ 8.9